Pension Benefits with a Projected Benefit Obligation, in Excess of Plan Assets (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
ProjectedBenefitObligationPensionBenefits	$ 2,530	$ 105
AccumulatedBenefitObligationPensionBenefits	$ 2,530	$ 101